Short-Term Borrowings And Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011
Debt Instrument [Line Items]
Short-term borrowings outstanding	$ 4,047,000,000	$ 1,031,000,000
Letters of credit outstanding	18,500,000,000
Number of financial institutions committing to lend funds under lines of credit	26
Interest rates on lines of credit	interest rates generally ranging between LIBOR plus 10 basis points and LIBOR plus 75 basis points, and incur commitment fees ranging between 1.5 and 10.0 basis points.
Basis point of interest rate in addition to LIBOR	0.10%
Net proceeds from note issuances	4,900,000,000
Percentage of notes principal amount	100.00%
Debt instrument, frequency of periodic payment	April 15 and October 15 of each year
Minimum [Member]
Debt Instrument [Line Items]
Committed lines of credit maturity	June 1, 2012
Commitment fee on undrawn amount (in basis points)	0.015%
Maximum [Member]
Debt Instrument [Line Items]
Committed lines of credit maturity	June 30, 2016
Basis point of interest rate in addition to LIBOR	0.75%
Commitment fee on undrawn amount (in basis points)	0.10%
Trade Letters Of Credit [Member]
Debt Instrument [Line Items]
Letters of credit outstanding	2,900,000,000	2,600,000,000
364-Day Facility [Member]
Debt Instrument [Line Items]
Letters of credit outstanding	10,000,000,000
5-Year Facility [Member]
Debt Instrument [Line Items]
Letters of credit outstanding	6,300,000,000
Standby Letters Of Credit [Member]
Debt Instrument [Line Items]
Letters of credit outstanding	2,200,000,000	2,000,000,000
Put Options [Member]
Debt Instrument [Line Items]
Carrying amount of debt with embedded put options	500,000,000
Previous Balance [Member] | 364-Day Facility [Member]
Debt Instrument [Line Items]
Letters of credit outstanding	9,000,000,000
Previous Balance [Member] | 5-Year Facility [Member]
Debt Instrument [Line Items]
Letters of credit outstanding	$ 4,300,000,000